Summary of Bank Loans and Acceptances (Details) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure of Banks loans and acceptances [Line Items]
Total Loans	$ 796,885	$ 729,012
Allowance for loan losses	6,040	6,390
Total loans and acceptances, net of allowance	812,916	742,672
Residential mortgages	288,597	268,340
Consumer installment and other personal	200,754	189,864
Credit card	33,728	30,738
Business and government	273,806	240,070
Customers' liability under acceptances	20,136	18,448
Loans at FVOCI	1,935	1,602
Loans and acceptances [member]
Disclosure of Banks loans and acceptances [Line Items]
Loans and acceptances	818,956	749,062
Allowance for loan losses [member]
Disclosure of Banks loans and acceptances [Line Items]
Allowance for loan losses	$ 6,040	$ 6,390